Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information [Abstract]
Schedule of condensed balance sheets
	As of December 31,	As of December 31,
	2021	2022
	RMB	RMB	US$
Assets
Non-current assets
Investments in subsidiaries	16,887,523	33,325,657	4,785,006
Total assets	16,887,523	33,325,657	4,785,006

Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share;480,000,000 Class A ordinary shares authorized and 10,790,400 and 13,590,400 Class A ordinary shares issued and outstanding as of December 31, 2021, 2022, respectively.)*	6,880	8,830	1,268
Class B Ordinary shares (par value of US$0.0001 per share; 20,000,000 Class B ordinary shares authorized and 6,409,600 class B shares issued and outstanding as of December 31, 2021 and 2022, respectively.)*	4,087	4,087	587
Additional paid-in capital	13,190,206	72,691,813	10,437,328
Subscription receivable	-	(34,823,000)	(5,000,000)
Statutory reserves	2,447,862	4,651,141	667,826
Retained earnings (Accumulated deficit)	1,219,888	(9,025,668)	(1,295,935)
Accumulated other comprehensive income	18,600	(181,546)	(26,068)
Total shareholders’ equity	16,887,523	33,325,657	4,785,006
Total liabilities and shareholders’ equity	16,887,523	33,325,657	4,785,006

*	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization completed on September 6, 2022 (Note 1(b)).

Schedule of condensed statements of comprehensive income
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Operating income:
Share of income from subsidiaries	3,062,437	10,305,308	3,888,723	558,356
Total operating income	3,062,437	10,305,308	3,888,723	558,356

Income before income tax expense	3,062,437	10,305,308	3,888,723	558,356
Income tax expense	-	-	-	-
Net income	3,062,437	10,305,308	3,888,723	558,356

Other comprehensive income	11,615	10,158	(200,146)	(28,738)
Total comprehensive income	3,074,052	10,315,466	3,688,577	529,618

Schedule of condensed statements of cash flows
For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income	3,062,437	10,305,308	3,888,723	558,356
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in gain of subsidiaries	(3,062,437)	(10,305,308)	(3,888,723)	(558,356)
Net cash provided by operating activities	-	-	-	-
Net cash provided by investing activities	-	-	-	-
Net cash provided by financing activities	-	-	-	-
Net increase in cash	-	-	-	-
Cash at beginning of year	-	-	-	-
Cash at end of year	-	-	-	-